Shareholder Report, Holdings (Details) - C000234825	Nov. 30, 2024
Freeport-McMoRan8305920
Holdings [Line Items]
Percent of Total Investments	9.50%
BHP Group8305896
Holdings [Line Items]
Percent of Total Investments	9.20%
Grupo Mexico8305892
Holdings [Line Items]
Percent of Total Investments	7.30%
Cameco8305854
Holdings [Line Items]
Percent of Total Investments	6.50%
Teck Resources8305928
Holdings [Line Items]
Percent of Total Investments	5.80%
Alcoa8305912
Holdings [Line Items]
Percent of Total Investments	3.50%
Albemarle8305910
Holdings [Line Items]
Percent of Total Investments	3.40%
South328305848
Holdings [Line Items]
Percent of Total Investments	3.00%
First Quantum Minerals8305863
Holdings [Line Items]
Percent of Total Investments	2.60%
Southern Copper8305926
Holdings [Line Items]
Percent of Total Investments	2.50%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Energy
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Materials
Holdings [Line Items]
Percent of Net Asset Value	89.90%